11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
March 3, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859
1933 Act Registration No. 033-44611
1940 Act Registration No. 811-06463
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco Advantage International Fund, Invesco EQV Asia Pacific Equity Fund, Invesco EQV European Equity Fund, Invesco EQV International Equity Fund, Invesco Global Focus Fund, Invesco Global Fund, Invesco Global Opportunities Fund, Invesco International Core Equity Fund, Invesco International Equity Fund, Invesco International Select Equity Fund, Invesco International Small-Mid Company Fund, Invesco MSCI World SRI Index Fund and Invesco Oppenheimer International Growth Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 103 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2023.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel